Treasury Obligations Portfolio - Financial Shares | Milestone Treasury Obligations Portfolio
INVESTMENT OBJECTIVE

The Treasury Obligations Portfolio is a money market fund that seeks to provide its shareholders with the maximum current income that is consistent with the preservation of capital and the maintenance of liquidity.

FEES AND EXPENSES OF THE PORTFOLIO
This table describes the fees and expenses you may pay if you buy and hold Financial Shares of the Portfolio.
Shareholder Fees (fees paid directly from your investment):
Shareholder Fees Milestone Treasury Obligations Portfolio	Financial Shares Treasury Obligations Portfolio - Financial Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	none
Redemption Fee	none
Exchange Fee	none

Annual Portfolio Operating Expenses (expenses that you can pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses Milestone Treasury Obligations Portfolio		Financial Shares Treasury Obligations Portfolio - Financial Shares
Management Fees		0.10%
Distribution (12b-1) Fees		none
Other Expenses	[1]	0.10%
Total Annual Portfolio Operating Expenses		0.20%
Fee Waiver and/or Expense Reimbursement		(0.05%)
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement		0.15%
[1]	Includes 0.05% shareholder service fee

Milestone Capital Management LLC (the "Adviser") has agreed to limit the total operating expenses of the Financial Shares to 0.15% until April 1, 2012 by waiving fees and/or reimbursing expenses. The agreement cannot be modified to increase or eliminate the limit during this period and will continue from year to year unless modified or terminated by the Adviser with the approval of the Board of Trustees of The Milestone Funds (the "Trust").

Example

This example is to help you compare the cost of investing in Financial Shares of the Portfolio with the cost of investing in other mutual funds.

The Example assumes that:

  you invest  $10,000 in the Portfolio for the time periods indicated and that you and that you redeem all of your shares at the end of those periods;
  your investment has a 5% return each year; and
  the Portfolio's operating expenses remain the same.

Although your actual costs may be higher or lower, under these assumptions, your costs would be:
Expense Example Milestone Treasury Obligations Portfolio (USD $)		1 Year	3 Years	5 Years	10 Years
Financial Shares Treasury Obligations Portfolio - Financial Shares	[1]	15	59	108	250
[1]

This example is based on the fees listed in the table and assumes the reinvestment of dividends. Your costs of investing in the Portfolio for one year reflect the amount you would pay after the Adviser reimburses the Portfolio for some or all of the Portfolio's total expenses. Your costs of investing in the Portfolio for three, five and ten years reflect the amount you would pay if the Adviser did not reimburse the Portfolio for some or all of the Portfolio's total expenses.

PRINCIPAL INVESTMENT STRATEGIES

As a fundamental policy, which cannot be changed without shareholder approval, the Portfolio invests only in:

     U.S. Treasury obligations maturing in 397 days or less.

      Repurchase agreements fully collateralized by U.S. Treasury obligations.

The Portfolio may invest in U.S. Treasury obligations or repurchase agreements without limit. Although the Portfolio intends to be fully invested in these instruments, it may hold a de minimis amount of cash for a short period prior to investment or payment of the proceeds of redemption.

The Portfolio will maintain an average maturity computed on a dollar-weighted basis of 60 days or less and a dollar-weighted average life of 120 days or less.

PRINCIPAL RISKS

Although the Portfolio invests in short-term Treasury obligations, an investment in the Portfolio is subject to risk even if all securities in the Portfolio are paid in full at maturity. All money market instruments, including U.S. Treasury obligations, can change in value in response to changes in interest rates, and a major change in rates could cause the share price to change. While U.S. Treasury obligations are backed by the full faith and credit of the U.S. government, an investment in the Portfolio is neither insured nor guaranteed by the Federal Deposit Insurance Corporation, U.S. government or any other government agency. Thus, while the Portfolio seeks to maintain a stable net asset value of  $1.00 per share, there is no assurance that it will do so. It is possible to lose money by investing in the Portfolio.

PERFORMANCE INFORMATION

The following chart demonstrates the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Financial Shares from year to year. Past performance is not an indication of future performance.

Best Quarter:  March 31, 2001   1.37%

Worst Quarter: March 31, 2010   0.01%

Average Annual Total Returns Milestone Treasury Obligations Portfolio	One Year	Five Year	10 Years
Financial Shares Treasury Obligations Portfolio - Financial Shares	0.05%	2.34%	2.26%

The Financial Shares' seven-day current yield on 12/31/10 was 0.05%. For the Financial Shares' current yield, please call us at 800-941-MILE (6453).
Treasury Obligations Portfolio - Premium Shares | Milestone Treasury Obligations Portfolio
INVESTMENT OBJECTIVE

The Treasury Obligations Portfolio is a money market fund that seeks to provide its shareholders with the maximum current income that is consistent with the preservation of capital and the maintenance of liquidity.

FEES AND EXPENSES OF THE PORTFOLIO
This table describes the fees and expenses you may pay if you buy and hold Premium Shares of the Portfolio.
Shareholder Fees (fees paid directly from your investment):
Shareholder Fees Milestone Treasury Obligations Portfolio	Premium Shares Treasury Obligations Portfolio - Premium Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	none
Redemption Fee	none
Exchange Fee	none

Annual Portfolio Operating Expenses (expenses that you can pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses Milestone Treasury Obligations Portfolio		Premium Shares Treasury Obligations Portfolio - Premium Shares
Management Fees		0.10%
Distribution (12b-1) Fees		0.25%
Other Expenses	[1]	0.30%
Total Annual Portfolio Operating Expenses		0.65%
Fee Waiver and/or Expense Reimbursement		none
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement		0.65%
[1]	Includes 0.25% shareholder service fee

Milestone Capital Management LLC (the "Adviser") has agreed to limit the total operating expenses of the Premium Shares to 0.65% until April 1, 2012 by waiving fees and/or reimbursing expenses. The agreement cannot be modified to increase or eliminate the limit during this period and will continue from year to year unless modified or terminated by the Adviser with the approval of the Board of Trustees of The Milestone Funds (the "Trust").

Example

This example is to help you compare the cost of investing in Premium Shares of the Portfolio with the cost of investing in other mutual funds.

The Example assumes that:

  you invest  $10,000 in the Portfolio for the time periods indicated and that you redeem all of your shares at the end of those periods;
  your investment has a 5% return each year; and
  the Portfolio's operating expenses remain the same.

Although your actual costs may be higher or lower, under these assumptions, your costs would be:
Expense Example Milestone Treasury Obligations Portfolio (USD $)		1 Year	3 Years	5 Years	10 Years
Premium Shares Treasury Obligations Portfolio - Premium Shares	[1]	66	208	362	810
[1]

This example is based on the fees listed in the table and assumes the reinvestment of dividends. Your costs of investing in the Portfolio for one year reflect the amount you would pay after the Adviser reimburses the Portfolio for some or all of the Portfolio's total expenses. Your costs of investing in the Portfolio for three, five and ten years reflect the amount you would pay if the Adviser did not reimburse the Portfolio for some or all of the Portfolio's total expenses.

PRINCIPAL INVESTMENT STRATEGIES

As a fundamental policy, which cannot be changed without shareholder approval, the Portfolio invests only in:

     U.S. Treasury obligations maturing in 397 days or less.

      Repurchase agreements fully collateralized by U.S. Treasury obligations.

The Portfolio may invest in U.S. Treasury obligations or repurchase agreements without limit. Although the Portfolio intends to be fully invested in these instruments, it may hold a de minimis amount of cash for a short period prior to investment or payment of the proceeds of redemption.

The Portfolio will maintain an average maturity computed on a dollar-weighted basis of 60 days or less and a dollar-weighted average life of 120 days or less.

PRINCIPAL RISKS

Although the Portfolio invests in short-term Treasury obligations, an investment in the Portfolio is subject to risk even if all securities in the Portfolio are paid in full at maturity. All money market instruments, including U.S. Treasury obligations, can change in value in response to changes in interest rates, and a major change in rates could cause the share price to change. While U.S. Treasury obligations are backed by the full faith and credit of the U.S. government, an investment in the Portfolio is neither insured nor guaranteed by the Federal Deposit Insurance Corporation, U.S. government or any other government agency. Thus, while the Portfolio seeks to maintain a stable net asset value of  $1.00 per share, there is no assurance that it will do so. It is possible to lose money by investing in the Portfolio.

PERFORMANCE INFORMATION

The following chart demonstrates the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Premium Shares from year to year. Past performance is not an indication of future performance.

Best Quarter:  March 31, 2001   1.26%

Worst Quarter: March 31, 2010   0.00%*

________
*  Less than 0.005%

Average Annual Total Returns Milestone Treasury Obligations Portfolio	One Year	Five Year	10 Years
Premium Shares Treasury Obligations Portfolio - Premium Shares	0.01%	2.00%	1.85%

The Premium Shares' seven-day current yield on 12/31/10 was 0.01%. For the Premium Shares' current yield, please call us at 800-941-MILE (6453).
Treasury Obligations Portfolio - Institutional Shares | Milestone Treasury Obligations Portfolio
INVESTMENT OBJECTIVE

The Treasury Obligations Portfolio is a money market fund that seeks to provide its shareholders with the maximum current income that is consistent with the preservation of capital and the maintenance of liquidity.

FEES AND EXPENSES OF THE PORTFOLIO
This table describes the fees and expenses you may pay if you buy and hold Institutional Shares of the Portfolio.
Shareholder Fees (fees paid directly from your investment):
Shareholder Fees Milestone Treasury Obligations Portfolio	Institutional Shares Treasury Obligations Portfolio - Institutional Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	none
Redemption Fee	none
Exchange Fee	none

Annual Portfolio Operating Expenses (expenses that you can pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses Milestone Treasury Obligations Portfolio		Institutional Shares Treasury Obligations Portfolio - Institutional Shares
Management Fees		0.10%
Distribution (12b-1) Fees		none
Other Expenses	[1]	0.26%
Total Annual Portfolio Operating Expenses		0.36%
Fee Waiver and/or Expense Reimbursement		(0.16%)
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement		0.20%
[1]	Includes 0.10% shareholder service fee

Milestone Capital Management LLC (the "Adviser") has agreed to limit the total operating expenses of the Institutional Shares to 0.20% until April 1, 2012 by waiving fees and/or reimbursing expenses. The agreement cannot be modified to increase or eliminate the limit during this period and will continue from year to year unless modified or terminated by the Adviser with the approval of the Board of Trustees of The Milestone Funds (the "Trust").

Example

This example is to help you compare the cost of investing in Institutional Shares of the Portfolio with the cost of investing in other mutual funds.

The Example assumes that:

  you invest  $10,000 in the Portfolio for the time periods indicated and that you redeem all of your shares at the end of those periods;
  your investment has a 5% return each year; and
  the Portfolio's operating expenses remain the same.

Although your actual costs may be higher or lower, under these assumptions, your costs would be:
Expense Example Milestone Treasury Obligations Portfolio (USD $)		1 Year	3 Years	5 Years	10 Years
Institutional Shares Treasury Obligations Portfolio - Institutional Shares	[1]	20	99	186	440
[1]

This example is based on the fees listed in the table and assumes the reinvestment of dividends. Your costs of investing in the Portfolio for one year reflect the amount you would pay after the Adviser reimburses the Portfolio for some or all of the Portfolio's total expenses. Your costs of investing in the Portfolio for three, five and ten years reflect the amount you would pay if the Adviser did not reimburse the Portfolio for some or all of the Portfolio's total expenses.

PRINCIPAL INVESTMENT STRATEGIES

As a fundamental policy, which cannot be changed without shareholder approval, the Portfolio invests only in:

   U.S. Treasury obligations maturing in 397 days or less.

   Repurchase agreements fully collateralized by U.S. Treasury obligations.

The Portfolio may invest in U.S. Treasury obligations or repurchase agreements without limit. Although the Portfolio intends to be fully invested in these instruments, it may hold a de minimis amount of cash for a short period prior to investment or payment of the proceeds of redemption.

The Portfolio will maintain an average maturity computed on a dollar-weighted basis of 60 days or less and a dollar-weighted average life of 120 days or less.

PRINCIPAL RISKS

Although the Portfolio invests in short-term Treasury obligations, an investment in the Portfolio is subject to risk even if all securities in the Portfolio are paid in full at maturity. All money market instruments, including U.S. Treasury obligations, can change in value in response to changes in interest rates, and a major change in rates could cause the share price to change. While U.S. Treasury obligations are backed by the full faith and credit of the U.S. government, an investment in the Portfolio is neither insured nor guaranteed by the Federal Deposit Insurance Corporation, U.S. government or any other government agency. Thus, while the Portfolio seeks to maintain a stable net asset value of  $1.00 per share, there is no assurance that it will do so. It is possible to lose money by investing in the Portfolio.

PERFORMANCE INFORMATION

The following chart demonstrates the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Institutional Shares from year to year. Past performance is not an indication of future performance.

Best Quarter:      March 31, 2001   1.36%

Worst Quarter:     March 31, 2010   0.00%*

________
*  Less than 0.005%

Average Annual Total Returns Milestone Treasury Obligations Portfolio	One Year	Five Year	10 Years
Institutional Shares Treasury Obligations Portfolio - Institutional Shares	0.01%	2.29%	2.21%

The Institutional Shares' seven-day current yield on 12/31/10 was 0.01%. For the Institutional Shares' current yield, please call us at 800-941-MILE (6453).
Treasury Obligations Portfolio - Investor Shares | Milestone Treasury Obligations Portfolio
INVESTMENT OBJECTIVE

The Treasury Obligations Portfolio is a money market fund that seeks to provide its shareholders with the maximum current income that is consistent with the preservation of capital and the maintenance of liquidity.

FEES AND EXPENSES OF THE PORTFOLIO
This table describes the fees and expenses you may pay if you buy and hold Investor Shares of the Portfolio.
Shareholder Fees (fees paid directly from your investment):
Shareholder Fees Milestone Treasury Obligations Portfolio	Investor Shares Treasury Obligations Portfolio - Investor Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	none
Redemption Fee	none
Exchange Fee	none

Annual Portfolio Operating Expenses (expenses that you can pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses Milestone Treasury Obligations Portfolio		Investor Shares Treasury Obligations Portfolio - Investor Shares
Management Fees		0.10%
Distribution (12b-1) Fees		none
Other Expenses	[1]	0.49%
Total Annual Portfolio Operating Expenses		0.59%
Fee Waiver and/or Expense Reimbursement		(0.14%)
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement		0.45%
[1]	Includes 0.25% shareholder service fee

Milestone Capital Management LLC (the "Adviser") has agreed to limit the total operating expenses of the Investor Shares to 0.45% until April 1, 2012 by waiving fees and/or reimbursing expenses. The agreement cannot be modified to increase or eliminate the limit during this period and will continue from year to year unless modified or terminated by the Adviser with the approval of the Board of Trustees of The Milestone Funds (the "Trust").

Example

This example is to help you compare the cost of investing in Investor Shares of the Portfolio with the cost of investing in other mutual funds.

The Example assumes that:

  you invest  $10,000 in the Portfolio for the time periods indicated and that you redeem all of your shares at the end of those periods;
  your investment has a 5% return each year; and
  the Portfolio's operating expenses remain the same.

Although your actual costs may be higher or lower, under these assumptions, your costs would be:
Expense Example Milestone Treasury Obligations Portfolio (USD $)		1 Year	3 Years	5 Years	10 Years
Investor Shares Treasury Obligations Portfolio - Investor Shares	[1]	46	175	315	725
[1]

This example is based on the fees listed in the table and assumes the reinvestment of dividends. Your costs of investing in the Portfolio for one year reflect the amount you would pay after the Adviser reimburses the Portfolio for some or all of the Portfolio's total expenses. Your costs of investing in the Portfolio for three, five and ten years reflect the amount you would pay if the Adviser did not reimburse the Portfolio for some or all of the Portfolio's total expenses.

PRINCIPAL INVESTMENT STRATEGIES

As a fundamental policy, which cannot be changed without shareholder approval, the Portfolio invests only in:

     U.S. Treasury obligations maturing in 397 days or less.

      Repurchase agreements fully collateralized by U.S. Treasury obligations.

The Portfolio may invest in U.S. Treasury obligations or repurchase agreements without limit. Although the Portfolio intends to be fully invested in these instruments, it may hold a de minimis amount of cash for a short period prior to investment or payment of the proceeds of redemption.

The Portfolio will maintain an average maturity computed on a dollar-weighted basis of 60 days or less and a dollar-weighted average life of 120 days or less.

PRINCIPAL RISKS

Although the Portfolio invests in short-term Treasury obligations, an investment in the Portfolio is subject to risk even if all securities in the Portfolio are paid in full at maturity. All money market instruments, including U.S. Treasury obligations, can change in value in response to changes in interest rates, and a major change in rates could cause the share price to change. While U.S. Treasury obligations are backed by the full faith and credit of the U.S. government, an investment in the Portfolio is neither insured nor guaranteed by the Federal Deposit Insurance Corporation, U.S. government or any other government agency. Thus, while the Portfolio seeks to maintain a stable net asset value of  $1.00 per share, there is no assurance that it will do so. It is possible to lose money by investing in the Portfolio.

PERFORMANCE INFORMATION

The following chart demonstrates the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Investor Shares from year to year. Past performance is not an indication of future performance.

Best Quarter:    March 31, 2001       1.31%

Worst Quarter:   September 30, 2009   0.00%*

_________
*   Less than 0.005%

Average Annual Total Returns Milestone Treasury Obligations Portfolio	One Year	Five Year	10 Years
Investor Shares Treasury Obligations Portfolio - Investor Shares	0.01%	2.11%	1.99%

The Investor Shares' seven-day current yield on 12/31/10 was 0.01%. For the Investor Shares' current yield, please call us at 800-941-MILE (6453).

Treasury Obligations Portfolio - Institutional Shares | Milestone Treasury Obligations Portfolio
INVESTMENT OBJECTIVE

The Treasury Obligations Portfolio is a money market fund that seeks to provide its shareholders with the maximum current income that is consistent with the preservation of capital and the maintenance of liquidity.

FEES AND EXPENSES OF THE PORTFOLIO
This table describes the fees and expenses you may pay if you buy and hold Institutional Shares of the Portfolio.
Shareholder Fees (fees paid directly from your investment):
Shareholder Fees Milestone Treasury Obligations Portfolio	Institutional Shares Treasury Obligations Portfolio - Institutional Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	none
Redemption Fee	none
Exchange Fee	none

Annual Portfolio Operating Expenses (expenses that you can pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses Milestone Treasury Obligations Portfolio		Institutional Shares Treasury Obligations Portfolio - Institutional Shares
Management Fees		0.10%
Distribution (12b-1) Fees		none
Other Expenses	[1]	0.26%
Total Annual Portfolio Operating Expenses		0.36%
Fee Waiver and/or Expense Reimbursement		(0.16%)
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement		0.20%
[1]	Includes 0.10% shareholder service fee

Milestone Capital Management LLC (the "Adviser") has agreed to limit the total operating expenses of the Institutional Shares to 0.20% until April 1, 2012 by waiving fees and/or reimbursing expenses. The agreement cannot be modified to increase or eliminate the limit during this period and will continue from year to year unless modified or terminated by the Adviser with the approval of the Board of Trustees of The Milestone Funds (the "Trust").

Example

This example is to help you compare the cost of investing in Institutional Shares of the Portfolio with the cost of investing in other mutual funds.

The Example assumes that:

  you invest  $10,000 in the Portfolio for the time periods indicated and that you redeem all of your shares at the end of those periods;
  your investment has a 5% return each year; and
  the Portfolio's operating expenses remain the same.

Although your actual costs may be higher or lower, under these assumptions, your costs would be:
Expense Example Milestone Treasury Obligations Portfolio (USD $)		1 Year	3 Years	5 Years	10 Years
Institutional Shares Treasury Obligations Portfolio - Institutional Shares	[1]	20	99	186	440
[1]

This example is based on the fees listed in the table and assumes the reinvestment of dividends. Your costs of investing in the Portfolio for one year reflect the amount you would pay after the Adviser reimburses the Portfolio for some or all of the Portfolio's total expenses. Your costs of investing in the Portfolio for three, five and ten years reflect the amount you would pay if the Adviser did not reimburse the Portfolio for some or all of the Portfolio's total expenses.

PRINCIPAL INVESTMENT STRATEGIES

As a fundamental policy, which cannot be changed without shareholder approval, the Portfolio invests only in:

   U.S. Treasury obligations maturing in 397 days or less.

   Repurchase agreements fully collateralized by U.S. Treasury obligations.

The Portfolio may invest in U.S. Treasury obligations or repurchase agreements without limit. Although the Portfolio intends to be fully invested in these instruments, it may hold a de minimis amount of cash for a short period prior to investment or payment of the proceeds of redemption.

The Portfolio will maintain an average maturity computed on a dollar-weighted basis of 60 days or less and a dollar-weighted average life of 120 days or less.

PRINCIPAL RISKS

Although the Portfolio invests in short-term Treasury obligations, an investment in the Portfolio is subject to risk even if all securities in the Portfolio are paid in full at maturity. All money market instruments, including U.S. Treasury obligations, can change in value in response to changes in interest rates, and a major change in rates could cause the share price to change. While U.S. Treasury obligations are backed by the full faith and credit of the U.S. government, an investment in the Portfolio is neither insured nor guaranteed by the Federal Deposit Insurance Corporation, U.S. government or any other government agency. Thus, while the Portfolio seeks to maintain a stable net asset value of  $1.00 per share, there is no assurance that it will do so. It is possible to lose money by investing in the Portfolio.

PERFORMANCE INFORMATION

The following chart demonstrates the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Institutional Shares from year to year. Past performance is not an indication of future performance.

Best Quarter:      March 31, 2001   1.36%

Worst Quarter:     March 31, 2010   0.00%*

________
*  Less than 0.005%

Average Annual Total Returns Milestone Treasury Obligations Portfolio	One Year	Five Year	10 Years
Institutional Shares Treasury Obligations Portfolio - Institutional Shares	0.01%	2.29%	2.21%

The Institutional Shares' seven-day current yield on 12/31/10 was 0.01%. For the Institutional Shares' current yield, please call us at 800-941-MILE (6453).

Treasury Obligations Portfolio - Investor Shares | Milestone Treasury Obligations Portfolio
INVESTMENT OBJECTIVE

The Treasury Obligations Portfolio is a money market fund that seeks to provide its shareholders with the maximum current income that is consistent with the preservation of capital and the maintenance of liquidity.

FEES AND EXPENSES OF THE PORTFOLIO
This table describes the fees and expenses you may pay if you buy and hold Investor Shares of the Portfolio.
Shareholder Fees (fees paid directly from your investment):
Shareholder Fees Milestone Treasury Obligations Portfolio	Investor Shares Treasury Obligations Portfolio - Investor Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	none
Redemption Fee	none
Exchange Fee	none

Annual Portfolio Operating Expenses (expenses that you can pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses Milestone Treasury Obligations Portfolio		Investor Shares Treasury Obligations Portfolio - Investor Shares
Management Fees		0.10%
Distribution (12b-1) Fees		none
Other Expenses	[1]	0.49%
Total Annual Portfolio Operating Expenses		0.59%
Fee Waiver and/or Expense Reimbursement		(0.14%)
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement		0.45%
[1]	Includes 0.25% shareholder service fee

Milestone Capital Management LLC (the "Adviser") has agreed to limit the total operating expenses of the Investor Shares to 0.45% until April 1, 2012 by waiving fees and/or reimbursing expenses. The agreement cannot be modified to increase or eliminate the limit during this period and will continue from year to year unless modified or terminated by the Adviser with the approval of the Board of Trustees of The Milestone Funds (the "Trust").

Example

This example is to help you compare the cost of investing in Investor Shares of the Portfolio with the cost of investing in other mutual funds.

The Example assumes that:

  you invest  $10,000 in the Portfolio for the time periods indicated and that you redeem all of your shares at the end of those periods;
  your investment has a 5% return each year; and
  the Portfolio's operating expenses remain the same.

Although your actual costs may be higher or lower, under these assumptions, your costs would be:
Expense Example Milestone Treasury Obligations Portfolio (USD $)		1 Year	3 Years	5 Years	10 Years
Investor Shares Treasury Obligations Portfolio - Investor Shares	[1]	46	175	315	725
[1]

This example is based on the fees listed in the table and assumes the reinvestment of dividends. Your costs of investing in the Portfolio for one year reflect the amount you would pay after the Adviser reimburses the Portfolio for some or all of the Portfolio's total expenses. Your costs of investing in the Portfolio for three, five and ten years reflect the amount you would pay if the Adviser did not reimburse the Portfolio for some or all of the Portfolio's total expenses.

PRINCIPAL INVESTMENT STRATEGIES

As a fundamental policy, which cannot be changed without shareholder approval, the Portfolio invests only in:

     U.S. Treasury obligations maturing in 397 days or less.

      Repurchase agreements fully collateralized by U.S. Treasury obligations.

The Portfolio may invest in U.S. Treasury obligations or repurchase agreements without limit. Although the Portfolio intends to be fully invested in these instruments, it may hold a de minimis amount of cash for a short period prior to investment or payment of the proceeds of redemption.

The Portfolio will maintain an average maturity computed on a dollar-weighted basis of 60 days or less and a dollar-weighted average life of 120 days or less.

PRINCIPAL RISKS

Although the Portfolio invests in short-term Treasury obligations, an investment in the Portfolio is subject to risk even if all securities in the Portfolio are paid in full at maturity. All money market instruments, including U.S. Treasury obligations, can change in value in response to changes in interest rates, and a major change in rates could cause the share price to change. While U.S. Treasury obligations are backed by the full faith and credit of the U.S. government, an investment in the Portfolio is neither insured nor guaranteed by the Federal Deposit Insurance Corporation, U.S. government or any other government agency. Thus, while the Portfolio seeks to maintain a stable net asset value of  $1.00 per share, there is no assurance that it will do so. It is possible to lose money by investing in the Portfolio.

PERFORMANCE INFORMATION

The following chart demonstrates the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Investor Shares from year to year. Past performance is not an indication of future performance.

Best Quarter:    March 31, 2001       1.31%

Worst Quarter:   September 30, 2009   0.00%*

_________
*   Less than 0.005%

Average Annual Total Returns Milestone Treasury Obligations Portfolio	One Year	Five Year	10 Years
Investor Shares Treasury Obligations Portfolio - Investor Shares	0.01%	2.11%	1.99%

The Investor Shares' seven-day current yield on 12/31/10 was 0.01%. For the Investor Shares' current yield, please call us at 800-941-MILE (6453).

Treasury Obligations Portfolio - Financial Shares | Milestone Treasury Obligations Portfolio
INVESTMENT OBJECTIVE

The Treasury Obligations Portfolio is a money market fund that seeks to provide its shareholders with the maximum current income that is consistent with the preservation of capital and the maintenance of liquidity.

FEES AND EXPENSES OF THE PORTFOLIO
This table describes the fees and expenses you may pay if you buy and hold Financial Shares of the Portfolio.
Shareholder Fees (fees paid directly from your investment):
Shareholder Fees Milestone Treasury Obligations Portfolio	Financial Shares Treasury Obligations Portfolio - Financial Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	none
Redemption Fee	none
Exchange Fee	none

Annual Portfolio Operating Expenses (expenses that you can pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses Milestone Treasury Obligations Portfolio		Financial Shares Treasury Obligations Portfolio - Financial Shares
Management Fees		0.10%
Distribution (12b-1) Fees		none
Other Expenses	[1]	0.10%
Total Annual Portfolio Operating Expenses		0.20%
Fee Waiver and/or Expense Reimbursement		(0.05%)
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement		0.15%
[1]	Includes 0.05% shareholder service fee

Milestone Capital Management LLC (the "Adviser") has agreed to limit the total operating expenses of the Financial Shares to 0.15% until April 1, 2012 by waiving fees and/or reimbursing expenses. The agreement cannot be modified to increase or eliminate the limit during this period and will continue from year to year unless modified or terminated by the Adviser with the approval of the Board of Trustees of The Milestone Funds (the "Trust").

Example

This example is to help you compare the cost of investing in Financial Shares of the Portfolio with the cost of investing in other mutual funds.

The Example assumes that:

  you invest  $10,000 in the Portfolio for the time periods indicated and that you and that you redeem all of your shares at the end of those periods;
  your investment has a 5% return each year; and
  the Portfolio's operating expenses remain the same.

Although your actual costs may be higher or lower, under these assumptions, your costs would be:
Expense Example Milestone Treasury Obligations Portfolio (USD $)		1 Year	3 Years	5 Years	10 Years
Financial Shares Treasury Obligations Portfolio - Financial Shares	[1]	15	59	108	250
[1]

This example is based on the fees listed in the table and assumes the reinvestment of dividends. Your costs of investing in the Portfolio for one year reflect the amount you would pay after the Adviser reimburses the Portfolio for some or all of the Portfolio's total expenses. Your costs of investing in the Portfolio for three, five and ten years reflect the amount you would pay if the Adviser did not reimburse the Portfolio for some or all of the Portfolio's total expenses.

PRINCIPAL INVESTMENT STRATEGIES

As a fundamental policy, which cannot be changed without shareholder approval, the Portfolio invests only in:

     U.S. Treasury obligations maturing in 397 days or less.

      Repurchase agreements fully collateralized by U.S. Treasury obligations.

The Portfolio may invest in U.S. Treasury obligations or repurchase agreements without limit. Although the Portfolio intends to be fully invested in these instruments, it may hold a de minimis amount of cash for a short period prior to investment or payment of the proceeds of redemption.

The Portfolio will maintain an average maturity computed on a dollar-weighted basis of 60 days or less and a dollar-weighted average life of 120 days or less.

PRINCIPAL RISKS

Although the Portfolio invests in short-term Treasury obligations, an investment in the Portfolio is subject to risk even if all securities in the Portfolio are paid in full at maturity. All money market instruments, including U.S. Treasury obligations, can change in value in response to changes in interest rates, and a major change in rates could cause the share price to change. While U.S. Treasury obligations are backed by the full faith and credit of the U.S. government, an investment in the Portfolio is neither insured nor guaranteed by the Federal Deposit Insurance Corporation, U.S. government or any other government agency. Thus, while the Portfolio seeks to maintain a stable net asset value of  $1.00 per share, there is no assurance that it will do so. It is possible to lose money by investing in the Portfolio.

PERFORMANCE INFORMATION

The following chart demonstrates the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Financial Shares from year to year. Past performance is not an indication of future performance.

Best Quarter:  March 31, 2001   1.37%

Worst Quarter: March 31, 2010   0.01%

Average Annual Total Returns Milestone Treasury Obligations Portfolio	One Year	Five Year	10 Years
Financial Shares Treasury Obligations Portfolio - Financial Shares	0.05%	2.34%	2.26%

The Financial Shares' seven-day current yield on 12/31/10 was 0.05%. For the Financial Shares' current yield, please call us at 800-941-MILE (6453).

Treasury Obligations Portfolio - Premium Shares | Milestone Treasury Obligations Portfolio
INVESTMENT OBJECTIVE

The Treasury Obligations Portfolio is a money market fund that seeks to provide its shareholders with the maximum current income that is consistent with the preservation of capital and the maintenance of liquidity.

FEES AND EXPENSES OF THE PORTFOLIO
This table describes the fees and expenses you may pay if you buy and hold Premium Shares of the Portfolio.
Shareholder Fees (fees paid directly from your investment):
Shareholder Fees Milestone Treasury Obligations Portfolio	Premium Shares Treasury Obligations Portfolio - Premium Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	none
Redemption Fee	none
Exchange Fee	none

Annual Portfolio Operating Expenses (expenses that you can pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses Milestone Treasury Obligations Portfolio		Premium Shares Treasury Obligations Portfolio - Premium Shares
Management Fees		0.10%
Distribution (12b-1) Fees		0.25%
Other Expenses	[1]	0.30%
Total Annual Portfolio Operating Expenses		0.65%
Fee Waiver and/or Expense Reimbursement		none
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement		0.65%
[1]	Includes 0.25% shareholder service fee

Milestone Capital Management LLC (the "Adviser") has agreed to limit the total operating expenses of the Premium Shares to 0.65% until April 1, 2012 by waiving fees and/or reimbursing expenses. The agreement cannot be modified to increase or eliminate the limit during this period and will continue from year to year unless modified or terminated by the Adviser with the approval of the Board of Trustees of The Milestone Funds (the "Trust").

Example

This example is to help you compare the cost of investing in Premium Shares of the Portfolio with the cost of investing in other mutual funds.

The Example assumes that:

  you invest  $10,000 in the Portfolio for the time periods indicated and that you redeem all of your shares at the end of those periods;
  your investment has a 5% return each year; and
  the Portfolio's operating expenses remain the same.

Although your actual costs may be higher or lower, under these assumptions, your costs would be:
Expense Example Milestone Treasury Obligations Portfolio (USD $)		1 Year	3 Years	5 Years	10 Years
Premium Shares Treasury Obligations Portfolio - Premium Shares	[1]	66	208	362	810
[1]

This example is based on the fees listed in the table and assumes the reinvestment of dividends. Your costs of investing in the Portfolio for one year reflect the amount you would pay after the Adviser reimburses the Portfolio for some or all of the Portfolio's total expenses. Your costs of investing in the Portfolio for three, five and ten years reflect the amount you would pay if the Adviser did not reimburse the Portfolio for some or all of the Portfolio's total expenses.

PRINCIPAL INVESTMENT STRATEGIES

As a fundamental policy, which cannot be changed without shareholder approval, the Portfolio invests only in:

     U.S. Treasury obligations maturing in 397 days or less.

      Repurchase agreements fully collateralized by U.S. Treasury obligations.

The Portfolio may invest in U.S. Treasury obligations or repurchase agreements without limit. Although the Portfolio intends to be fully invested in these instruments, it may hold a de minimis amount of cash for a short period prior to investment or payment of the proceeds of redemption.

The Portfolio will maintain an average maturity computed on a dollar-weighted basis of 60 days or less and a dollar-weighted average life of 120 days or less.

PRINCIPAL RISKS

Although the Portfolio invests in short-term Treasury obligations, an investment in the Portfolio is subject to risk even if all securities in the Portfolio are paid in full at maturity. All money market instruments, including U.S. Treasury obligations, can change in value in response to changes in interest rates, and a major change in rates could cause the share price to change. While U.S. Treasury obligations are backed by the full faith and credit of the U.S. government, an investment in the Portfolio is neither insured nor guaranteed by the Federal Deposit Insurance Corporation, U.S. government or any other government agency. Thus, while the Portfolio seeks to maintain a stable net asset value of  $1.00 per share, there is no assurance that it will do so. It is possible to lose money by investing in the Portfolio.

PERFORMANCE INFORMATION

The following chart demonstrates the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Premium Shares from year to year. Past performance is not an indication of future performance.

Best Quarter:  March 31, 2001   1.26%

Worst Quarter: March 31, 2010   0.00%*

________
*  Less than 0.005%

Average Annual Total Returns Milestone Treasury Obligations Portfolio	One Year	Five Year	10 Years
Premium Shares Treasury Obligations Portfolio - Premium Shares	0.01%	2.00%	1.85%

The Premium Shares' seven-day current yield on 12/31/10 was 0.01%. For the Premium Shares' current yield, please call us at 800-941-MILE (6453).

Shareholder Fees (Milestone Treasury Obligations Portfolio)	0 Months Ended
Mar. 30, 2011
Treasury Obligations Portfolio - Institutional Shares | Institutional Shares
Shareholder Fees:
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	none
Redemption Fee	none
Exchange Fee	none
Treasury Obligations Portfolio - Investor Shares | Investor Shares
Shareholder Fees:
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	none
Redemption Fee	none
Exchange Fee	none
Treasury Obligations Portfolio - Financial Shares | Financial Shares
Shareholder Fees:
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	none
Redemption Fee	none
Exchange Fee	none
Treasury Obligations Portfolio - Premium Shares | Premium Shares
Shareholder Fees:
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	none
Redemption Fee	none
Exchange Fee	none

Annual Fund Operating Expenses (Milestone Treasury Obligations Portfolio)	0 Months Ended
Mar. 30, 2011
Treasury Obligations Portfolio - Institutional Shares | Institutional Shares
Operating Expenses:
Management Fees	0.10%
Distribution (12b-1) Fees	none
Other Expenses	0.26% [1]
Total Annual Fund Operating Expenses	0.36%
Fee Waiver and/or Expense Reimbursement	(0.16%)
Total Annual Fund Operating Expenses After Expense Reimbursement	0.20%
Treasury Obligations Portfolio - Investor Shares | Investor Shares
Operating Expenses:
Management Fees	0.10%
Distribution (12b-1) Fees	none
Other Expenses	0.49% [2]
Total Annual Fund Operating Expenses	0.59%
Fee Waiver and/or Expense Reimbursement	(0.14%)
Total Annual Fund Operating Expenses After Expense Reimbursement	0.45%
Treasury Obligations Portfolio - Financial Shares | Financial Shares
Operating Expenses:
Management Fees	0.10%
Distribution (12b-1) Fees	none
Other Expenses	0.10% [3]
Total Annual Fund Operating Expenses	0.20%
Fee Waiver and/or Expense Reimbursement	(0.05%)
Total Annual Fund Operating Expenses After Expense Reimbursement	0.15%
Treasury Obligations Portfolio - Premium Shares | Premium Shares
Operating Expenses:
Management Fees	0.10%
Distribution (12b-1) Fees	0.25%
Other Expenses	0.30% [2]
Total Annual Fund Operating Expenses	0.65%
Fee Waiver and/or Expense Reimbursement	none
Total Annual Fund Operating Expenses After Expense Reimbursement	0.65%

[1]	Includes 0.10% shareholder service fee
[2]	Includes 0.25% shareholder service fee
[3]	Includes 0.05% shareholder service fee

Annual Total Returns (Milestone Treasury Obligations Portfolio)	0 Months Ended
Mar. 30, 2011
Treasury Obligations Portfolio - Institutional Shares | Institutional Shares
Bar Chart Table:
Annual Return 2001	3.86%
Annual Return 2002	1.62%
Annual Return 2003	0.98%
Annual Return 2004	1.18%
Annual Return 2005	3.01%
Annual Return 2006	4.87%
Annual Return 2007	4.86%
Annual Return 2008	1.69%
Annual Return 2009	0.13%
Annual Return 2010	0.01%
Treasury Obligations Portfolio - Investor Shares | Investor Shares
Bar Chart Table:
Annual Return 2001	3.62%
Annual Return 2002	1.37%
Annual Return 2003	0.73%
Annual Return 2004	0.93%
Annual Return 2005	2.75%
Annual Return 2006	4.61%
Annual Return 2007	4.60%
Annual Return 2008	1.44%
Annual Return 2009	0.02%
Annual Return 2010	0.01%
Treasury Obligations Portfolio - Financial Shares | Financial Shares
Bar Chart Table:
Annual Return 2001	3.91%
Annual Return 2002	1.67%
Annual Return 2003	1.03%
Annual Return 2004	1.23%
Annual Return 2005	3.06%
Annual Return 2006	4.92%
Annual Return 2007	4.92%
Annual Return 2008	1.74%
Annual Return 2009	0.18%
Annual Return 2010	0.05%
Treasury Obligations Portfolio - Premium Shares | Premium Shares
Bar Chart Table:
Annual Return 2001	3.45%
Annual Return 2002	1.22%
Annual Return 2003	0.58%
Annual Return 2004	0.78%
Annual Return 2005	2.57%
Annual Return 2006	4.42%
Annual Return 2007	4.41%
Annual Return 2008	1.26%
Annual Return 2009	0.01%
Annual Return 2010	0.01%

Average Annual Total Returns (Milestone Treasury Obligations Portfolio)	0 Months Ended
Mar. 30, 2011
Treasury Obligations Portfolio - Institutional Shares | Institutional Shares
Average Annual Return:
One Year	0.01%
Five Year	2.29%
10 Years	2.21%
Treasury Obligations Portfolio - Investor Shares | Investor Shares
Average Annual Return:
One Year	0.01%
Five Year	2.11%
10 Years	1.99%
Treasury Obligations Portfolio - Financial Shares | Financial Shares
Average Annual Return:
One Year	0.05%
Five Year	2.34%
10 Years	2.26%
Treasury Obligations Portfolio - Premium Shares | Premium Shares
Average Annual Return:
One Year	0.01%
Five Year	2.00%
10 Years	1.85%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Nov 30, 2010
Registrant Name	dei_EntityRegistrantName	MILESTONE FUNDS
Central Index Key	dei_EntityCentralIndexKey	0000926898
Amendment Flag	dei_AmendmentFlag	false
Document Effective Date	dei_DocumentEffectiveDate	Mar 30, 2010
Prospectus Date	rr_ProspectusDate	Mar 30, 2011
Treasury Obligations Portfolio - Institutional Shares | Milestone Treasury Obligations Portfolio
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The Treasury Obligations Portfolio is a money market fund that seeks to provide its shareholders with the maximum current income that is consistent with the preservation of capital and the maintenance of liquidity.

Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE PORTFOLIO
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay if you buy and hold Institutional Shares of the Portfolio.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you can pay each year as a percentage of the value of your investment):
Expense Footnotes [Text Block]	rr_ExpenseFootnotesTextBlock

Milestone Capital Management LLC (the "Adviser") has agreed to limit the total operating expenses of the Institutional Shares to 0.20% until April 1, 2012 by waiving fees and/or reimbursing expenses. The agreement cannot be modified to increase or eliminate the limit during this period and will continue from year to year unless modified or terminated by the Adviser with the approval of the Board of Trustees of The Milestone Funds (the "Trust").

Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is to help you compare the cost of investing in Institutional Shares of the Portfolio with the cost of investing in other mutual funds.

The Example assumes that:

  you invest  $10,000 in the Portfolio for the time periods indicated and that you redeem all of your shares at the end of those periods;
  your investment has a 5% return each year; and
  the Portfolio's operating expenses remain the same.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, under these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

As a fundamental policy, which cannot be changed without shareholder approval, the Portfolio invests only in:

   U.S. Treasury obligations maturing in 397 days or less.

   Repurchase agreements fully collateralized by U.S. Treasury obligations.

The Portfolio may invest in U.S. Treasury obligations or repurchase agreements without limit. Although the Portfolio intends to be fully invested in these instruments, it may hold a de minimis amount of cash for a short period prior to investment or payment of the proceeds of redemption.

The Portfolio will maintain an average maturity computed on a dollar-weighted basis of 60 days or less and a dollar-weighted average life of 120 days or less.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Although the Portfolio invests in short-term Treasury obligations, an investment in the Portfolio is subject to risk even if all securities in the Portfolio are paid in full at maturity. All money market instruments, including U.S. Treasury obligations, can change in value in response to changes in interest rates, and a major change in rates could cause the share price to change. While U.S. Treasury obligations are backed by the full faith and credit of the U.S. government, an investment in the Portfolio is neither insured nor guaranteed by the Federal Deposit Insurance Corporation, U.S. government or any other government agency. Thus, while the Portfolio seeks to maintain a stable net asset value of  $1.00 per share, there is no assurance that it will do so. It is possible to lose money by investing in the Portfolio.

Risk Lose Money [Text]	rr_RiskLoseMoney	Thus, while the Portfolio seeks to maintain a stable net asset value of $1.00 per share, there is no assurance that it will do so. It is possible to lose money by investing in the Portfolio.
Risk Money Market Fund [Text]	rr_RiskMoneyMarketFund	All money market instruments, including U.S. Treasury obligations, can change in value in response to changes in interest rates, and a major change in rates could cause the share price to change.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution

While U.S. Treasury obligations are backed by the full faith and credit of the U.S. government, an investment in the Portfolio is neither insured nor guaranteed by the Federal Deposit Insurance Corporation, U.S. government or any other government agency.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following chart demonstrates the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Institutional Shares from year to year. Past performance is not an indication of future performance.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-941-MILE (6453)
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance is not an indication of future performance.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter:      March 31, 2001   1.36%

Worst Quarter:     March 31, 2010   0.00%*

________
*  Less than 0.005%

Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	The Institutional Shares' seven-day current yield on 12/31/10 was 0.01%. For the Institutional Shares' current yield, please call us at 800-941-MILE (6453).
Treasury Obligations Portfolio - Institutional Shares | Milestone Treasury Obligations Portfolio | Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.10%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.26%	[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.36%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.16%)
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	0.20%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	20	[5]
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	99	[5]
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	186	[5]
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	440	[5]
Annual Return 2001	rr_AnnualReturn2001	3.86%
Annual Return 2002	rr_AnnualReturn2002	1.62%
Annual Return 2003	rr_AnnualReturn2003	0.98%
Annual Return 2004	rr_AnnualReturn2004	1.18%
Annual Return 2005	rr_AnnualReturn2005	3.01%
Annual Return 2006	rr_AnnualReturn2006	4.87%
Annual Return 2007	rr_AnnualReturn2007	4.86%
Annual Return 2008	rr_AnnualReturn2008	1.69%
Annual Return 2009	rr_AnnualReturn2009	0.13%
Annual Return 2010	rr_AnnualReturn2010	0.01%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar 31, 2001
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.36%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar 31, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.00%
One Year	rr_AverageAnnualReturnYear01	0.01%
Five Year	rr_AverageAnnualReturnYear05	2.29%
10 Years	rr_AverageAnnualReturnYear10	2.21%
Treasury Obligations Portfolio - Investor Shares | Milestone Treasury Obligations Portfolio
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The Treasury Obligations Portfolio is a money market fund that seeks to provide its shareholders with the maximum current income that is consistent with the preservation of capital and the maintenance of liquidity.

Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE PORTFOLIO
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay if you buy and hold Investor Shares of the Portfolio.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you can pay each year as a percentage of the value of your investment):
Expense Footnotes [Text Block]	rr_ExpenseFootnotesTextBlock

Milestone Capital Management LLC (the "Adviser") has agreed to limit the total operating expenses of the Investor Shares to 0.45% until April 1, 2012 by waiving fees and/or reimbursing expenses. The agreement cannot be modified to increase or eliminate the limit during this period and will continue from year to year unless modified or terminated by the Adviser with the approval of the Board of Trustees of The Milestone Funds (the "Trust").

Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is to help you compare the cost of investing in Investor Shares of the Portfolio with the cost of investing in other mutual funds.

The Example assumes that:

  you invest  $10,000 in the Portfolio for the time periods indicated and that you redeem all of your shares at the end of those periods;
  your investment has a 5% return each year; and
  the Portfolio's operating expenses remain the same.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, under these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

As a fundamental policy, which cannot be changed without shareholder approval, the Portfolio invests only in:

     U.S. Treasury obligations maturing in 397 days or less.

      Repurchase agreements fully collateralized by U.S. Treasury obligations.

The Portfolio may invest in U.S. Treasury obligations or repurchase agreements without limit. Although the Portfolio intends to be fully invested in these instruments, it may hold a de minimis amount of cash for a short period prior to investment or payment of the proceeds of redemption.

The Portfolio will maintain an average maturity computed on a dollar-weighted basis of 60 days or less and a dollar-weighted average life of 120 days or less.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Although the Portfolio invests in short-term Treasury obligations, an investment in the Portfolio is subject to risk even if all securities in the Portfolio are paid in full at maturity. All money market instruments, including U.S. Treasury obligations, can change in value in response to changes in interest rates, and a major change in rates could cause the share price to change. While U.S. Treasury obligations are backed by the full faith and credit of the U.S. government, an investment in the Portfolio is neither insured nor guaranteed by the Federal Deposit Insurance Corporation, U.S. government or any other government agency. Thus, while the Portfolio seeks to maintain a stable net asset value of  $1.00 per share, there is no assurance that it will do so. It is possible to lose money by investing in the Portfolio.

Risk Lose Money [Text]	rr_RiskLoseMoney	Thus, while the Portfolio seeks to maintain a stable net asset value of $1.00 per share, there is no assurance that it will do so. It is possible to lose money by investing in the Portfolio.
Risk Money Market Fund [Text]	rr_RiskMoneyMarketFund	All money market instruments, including U.S. Treasury obligations, can change in value in response to changes in interest rates, and a major change in rates could cause the share price to change.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution

While U.S. Treasury obligations are backed by the full faith and credit of the U.S. government, an investment in the Portfolio is neither insured nor guaranteed by the Federal Deposit Insurance Corporation, U.S. government or any other government agency.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following chart demonstrates the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Investor Shares from year to year. Past performance is not an indication of future performance.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-941-MILE (6453)
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance is not an indication of future performance.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best Quarter:    March 31, 2001       1.31%

Worst Quarter:   September 30, 2009   0.00%*

_________
*   Less than 0.005%

Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	The Investor Shares' seven-day current yield on 12/31/10 was 0.01%. For the Investor Shares' current yield, please call us at 800-941-MILE (6453).
Treasury Obligations Portfolio - Investor Shares | Milestone Treasury Obligations Portfolio | Investor Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.10%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.49%	[4]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.59%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.14%)
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	0.45%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	46	[5]
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	175	[5]
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	315	[5]
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	725	[5]
Annual Return 2001	rr_AnnualReturn2001	3.62%
Annual Return 2002	rr_AnnualReturn2002	1.37%
Annual Return 2003	rr_AnnualReturn2003	0.73%
Annual Return 2004	rr_AnnualReturn2004	0.93%
Annual Return 2005	rr_AnnualReturn2005	2.75%
Annual Return 2006	rr_AnnualReturn2006	4.61%
Annual Return 2007	rr_AnnualReturn2007	4.60%
Annual Return 2008	rr_AnnualReturn2008	1.44%
Annual Return 2009	rr_AnnualReturn2009	0.02%
Annual Return 2010	rr_AnnualReturn2010	0.01%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar 31, 2001
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.31%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2009
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.00%
One Year	rr_AverageAnnualReturnYear01	0.01%
Five Year	rr_AverageAnnualReturnYear05	2.11%
10 Years	rr_AverageAnnualReturnYear10	1.99%
Treasury Obligations Portfolio - Financial Shares | Milestone Treasury Obligations Portfolio
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The Treasury Obligations Portfolio is a money market fund that seeks to provide its shareholders with the maximum current income that is consistent with the preservation of capital and the maintenance of liquidity.

Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE PORTFOLIO
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay if you buy and hold Financial Shares of the Portfolio.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you can pay each year as a percentage of the value of your investment):
Expense Footnotes [Text Block]	rr_ExpenseFootnotesTextBlock

Milestone Capital Management LLC (the "Adviser") has agreed to limit the total operating expenses of the Financial Shares to 0.15% until April 1, 2012 by waiving fees and/or reimbursing expenses. The agreement cannot be modified to increase or eliminate the limit during this period and will continue from year to year unless modified or terminated by the Adviser with the approval of the Board of Trustees of The Milestone Funds (the "Trust").

Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is to help you compare the cost of investing in Financial Shares of the Portfolio with the cost of investing in other mutual funds.

The Example assumes that:

  you invest  $10,000 in the Portfolio for the time periods indicated and that you and that you redeem all of your shares at the end of those periods;
  your investment has a 5% return each year; and
  the Portfolio's operating expenses remain the same.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, under these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

As a fundamental policy, which cannot be changed without shareholder approval, the Portfolio invests only in:

     U.S. Treasury obligations maturing in 397 days or less.

      Repurchase agreements fully collateralized by U.S. Treasury obligations.

The Portfolio may invest in U.S. Treasury obligations or repurchase agreements without limit. Although the Portfolio intends to be fully invested in these instruments, it may hold a de minimis amount of cash for a short period prior to investment or payment of the proceeds of redemption.

The Portfolio will maintain an average maturity computed on a dollar-weighted basis of 60 days or less and a dollar-weighted average life of 120 days or less.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Although the Portfolio invests in short-term Treasury obligations, an investment in the Portfolio is subject to risk even if all securities in the Portfolio are paid in full at maturity. All money market instruments, including U.S. Treasury obligations, can change in value in response to changes in interest rates, and a major change in rates could cause the share price to change. While U.S. Treasury obligations are backed by the full faith and credit of the U.S. government, an investment in the Portfolio is neither insured nor guaranteed by the Federal Deposit Insurance Corporation, U.S. government or any other government agency. Thus, while the Portfolio seeks to maintain a stable net asset value of  $1.00 per share, there is no assurance that it will do so. It is possible to lose money by investing in the Portfolio.

Risk Lose Money [Text]	rr_RiskLoseMoney	Thus, while the Portfolio seeks to maintain a stable net asset value of $1.00 per share, there is no assurance that it will do so. It is possible to lose money by investing in the Portfolio.
Risk Money Market Fund [Text]	rr_RiskMoneyMarketFund	All money market instruments, including U.S. Treasury obligations, can change in value in response to changes in interest rates, and a major change in rates could cause the share price to change.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution

While U.S. Treasury obligations are backed by the full faith and credit of the U.S. government, an investment in the Portfolio is neither insured nor guaranteed by the Federal Deposit Insurance Corporation, U.S. government or any other government agency.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following chart demonstrates the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Financial Shares from year to year. Past performance is not an indication of future performance.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-941-MILE (6453)
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance is not an indication of future performance.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best Quarter:  March 31, 2001   1.37%

Worst Quarter: March 31, 2010   0.01%

Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	The Financial Shares' seven-day current yield on 12/31/10 was 0.05%. For the Financial Shares' current yield, please call us at 800-941-MILE (6453).
Treasury Obligations Portfolio - Financial Shares | Milestone Treasury Obligations Portfolio | Financial Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.10%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.10%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.20%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	0.15%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	15	[1]
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	59	[1]
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	108	[1]
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	250	[1]
Annual Return 2001	rr_AnnualReturn2001	3.91%
Annual Return 2002	rr_AnnualReturn2002	1.67%
Annual Return 2003	rr_AnnualReturn2003	1.03%
Annual Return 2004	rr_AnnualReturn2004	1.23%
Annual Return 2005	rr_AnnualReturn2005	3.06%
Annual Return 2006	rr_AnnualReturn2006	4.92%
Annual Return 2007	rr_AnnualReturn2007	4.92%
Annual Return 2008	rr_AnnualReturn2008	1.74%
Annual Return 2009	rr_AnnualReturn2009	0.18%
Annual Return 2010	rr_AnnualReturn2010	0.05%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar 31, 2001
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.37%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar 31, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.01%
One Year	rr_AverageAnnualReturnYear01	0.05%
Five Year	rr_AverageAnnualReturnYear05	2.34%
10 Years	rr_AverageAnnualReturnYear10	2.26%
Treasury Obligations Portfolio - Premium Shares | Milestone Treasury Obligations Portfolio
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The Treasury Obligations Portfolio is a money market fund that seeks to provide its shareholders with the maximum current income that is consistent with the preservation of capital and the maintenance of liquidity.

Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE PORTFOLIO
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay if you buy and hold Premium Shares of the Portfolio.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you can pay each year as a percentage of the value of your investment):
Expense Footnotes [Text Block]	rr_ExpenseFootnotesTextBlock

Milestone Capital Management LLC (the "Adviser") has agreed to limit the total operating expenses of the Premium Shares to 0.65% until April 1, 2012 by waiving fees and/or reimbursing expenses. The agreement cannot be modified to increase or eliminate the limit during this period and will continue from year to year unless modified or terminated by the Adviser with the approval of the Board of Trustees of The Milestone Funds (the "Trust").

Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is to help you compare the cost of investing in Premium Shares of the Portfolio with the cost of investing in other mutual funds.

The Example assumes that:

  you invest  $10,000 in the Portfolio for the time periods indicated and that you redeem all of your shares at the end of those periods;
  your investment has a 5% return each year; and
  the Portfolio's operating expenses remain the same.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, under these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

As a fundamental policy, which cannot be changed without shareholder approval, the Portfolio invests only in:

     U.S. Treasury obligations maturing in 397 days or less.

      Repurchase agreements fully collateralized by U.S. Treasury obligations.

The Portfolio may invest in U.S. Treasury obligations or repurchase agreements without limit. Although the Portfolio intends to be fully invested in these instruments, it may hold a de minimis amount of cash for a short period prior to investment or payment of the proceeds of redemption.

The Portfolio will maintain an average maturity computed on a dollar-weighted basis of 60 days or less and a dollar-weighted average life of 120 days or less.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Although the Portfolio invests in short-term Treasury obligations, an investment in the Portfolio is subject to risk even if all securities in the Portfolio are paid in full at maturity. All money market instruments, including U.S. Treasury obligations, can change in value in response to changes in interest rates, and a major change in rates could cause the share price to change. While U.S. Treasury obligations are backed by the full faith and credit of the U.S. government, an investment in the Portfolio is neither insured nor guaranteed by the Federal Deposit Insurance Corporation, U.S. government or any other government agency. Thus, while the Portfolio seeks to maintain a stable net asset value of  $1.00 per share, there is no assurance that it will do so. It is possible to lose money by investing in the Portfolio.

Risk Lose Money [Text]	rr_RiskLoseMoney	Thus, while the Portfolio seeks to maintain a stable net asset value of $1.00 per share, there is no assurance that it will do so. It is possible to lose money by investing in the Portfolio.
Risk Money Market Fund [Text]	rr_RiskMoneyMarketFund	All money market instruments, including U.S. Treasury obligations, can change in value in response to changes in interest rates, and a major change in rates could cause the share price to change.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution

While U.S. Treasury obligations are backed by the full faith and credit of the U.S. government, an investment in the Portfolio is neither insured nor guaranteed by the Federal Deposit Insurance Corporation, U.S. government or any other government agency.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following chart demonstrates the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Premium Shares from year to year. Past performance is not an indication of future performance.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-941-MILE (6453)
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance is not an indication of future performance.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best Quarter:  March 31, 2001   1.26%

Worst Quarter: March 31, 2010   0.00%*

________
*  Less than 0.005%

Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	The Premium Shares' seven-day current yield on 12/31/10 was 0.01%. For the Premium Shares' current yield, please call us at 800-941-MILE (6453).
Treasury Obligations Portfolio - Premium Shares | Milestone Treasury Obligations Portfolio | Premium Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.10%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.30%	[4]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.65%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	0.65%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	66	[1]
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	208	[1]
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	362	[1]
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	810	[1]
Annual Return 2001	rr_AnnualReturn2001	3.45%
Annual Return 2002	rr_AnnualReturn2002	1.22%
Annual Return 2003	rr_AnnualReturn2003	0.58%
Annual Return 2004	rr_AnnualReturn2004	0.78%
Annual Return 2005	rr_AnnualReturn2005	2.57%
Annual Return 2006	rr_AnnualReturn2006	4.42%
Annual Return 2007	rr_AnnualReturn2007	4.41%
Annual Return 2008	rr_AnnualReturn2008	1.26%
Annual Return 2009	rr_AnnualReturn2009	0.01%
Annual Return 2010	rr_AnnualReturn2010	0.01%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar 31, 2001
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.26%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar 31, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.00%
One Year	rr_AverageAnnualReturnYear01	0.01%
Five Year	rr_AverageAnnualReturnYear05	2.00%
10 Years	rr_AverageAnnualReturnYear10	1.85%
[1]

This example is based on the fees listed in the table and assumes the reinvestment of dividends. Your costs of investing in the Portfolio for one year reflect the amount you would pay after the Adviser reimburses the Portfolio for some or all of the Portfolio's total expenses. Your costs of investing in the Portfolio for three, five and ten years reflect the amount you would pay if the Adviser did not reimburse the Portfolio for some or all of the Portfolio's total expenses.

[2]	Includes 0.05% shareholder service fee
[3]	Includes 0.10% shareholder service fee
[4]	Includes 0.25% shareholder service fee
[5]

This example is based on the fees listed in the table and assumes the reinvestment of dividends. Your costs of investing in the Portfolio for one year reflect the amount you would pay after the Adviser reimburses the Portfolio for some or all of the Portfolio's total expenses. Your costs of investing in the Portfolio for three, five and ten years reflect the amount you would pay if the Adviser did not reimburse the Portfolio for some or all of the Portfolio's total expenses.